INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2014
INTANGIBLE ASSETS, NET [Abstract]
Schedule of Components of Intangible Assets
	Weighted average useful life	December 31,
	(years)	2014	2013
Original cost:

Developed technologies (1,2,3)	6.8	30,913	29,618
Trade name (2)	6.8	3,930	3,300
Customer relationships (2)	7.4	14,923	10,773
Other	-	3,989	3,989

		53,755	47,680
Accumulated amortization:

Developed technologies		16,693	12,673
Trade name		1,579	1,200
Customer relationships		9,796	8,497
Other		3,989	3,871

		32,057	26,241

Amortized cost		$21,698	$21,439

(1)
During the years ended December 31, 2014 and 2013 the Company recorded an impairment charges in the total amount of $1,705 and $323, respectively. The impairment charges were attributed to developed technology.

(2)	Following the acquisition of Cooltouch the Company recorded $4,150, $2,400 and $630 of customer relationships, developed technologies and trade name, respectively. Refer to note 1b1.

(3)	Following the acquisition of Orscan the Company recorded a developed technology in the amount of $600. Refer to note 1b2.

Schedule of Estimated Annual Amortization Expense Related to Intangible Assets
2015	5,904
2016	4,829
2017	4,579
2018	3,027
Thereafter	3,359

Total	21,698